Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Jan. 31, 2026 JPY (¥)	Jan. 31, 2026 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Valuation provision	562,396		8,115,468
Incurred impairment losses		$ 278,747
Lease capitalization	10,000
Software development cost	2,101,942
Deferred offering costs			1,429,523
Impairment loss
Initially derecognized	2,627,155		$ 2,369,304
Advertising expenses	$ 18,760,029	$ 24,651,703
Dilutive shares (in Shares) | shares	0		0
Other non-current assets	$ 4,916,847		$ 1,858,413
Deposit Insurance Corporation of Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	64,792			¥ 10,000,000
United States Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	250,000
Singapore Deposit Insurance Corporation Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	78,746				$ 100,000
Central Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	460,452		518,847
Deposit Insurance Fund Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	59,726		534,082
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Other non-current assets	$ 2,100,000
Revenue from Rights Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	68.41%	71.24%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 3,005,477		961,946
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	2,388,907		10,204,181
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 13,712,941		$ 149,604